Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

14. Selected Quarterly Financial Data (Unaudited)

The following interim financial information presents the Company’s 2016 and 2017 results of operations on a quarterly basis:

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Net Operating Loss	$(6,228,452)	$(7,572,638)	$(7,234,204)	$(6,247,048)
Net Loss	(5,999,699)	(7,294,245)	(7,210,591)	(6,620,102)
Net Loss per common share, basic
and diluted	(0.33)	(0.41)	(0.86)	(3.22)

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
Net Operating Loss	$(9,214,375)	$(12,394,490)	$(11,589,319)	$(17,568,845)
Net Loss	(9,050,773)	(12,126,152)	(11,573,273)	(18,255,896)
Net Loss per common share, basic
and diluted	(0.50)	(0.67)	(1.37)	(3.68)